Annual Fund Operating Expenses	Jun. 17, 2026
360 ONE India Conviction ETF | 360 ONE India Conviction ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%
360 ONE India Select ETF | 360 ONE India Select ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.70%

[1]	The Fund’s investment adviser, 360 ONE Asset Management Limited (“360 ONE” or the “Adviser”), provides investment advisory services and pays all of the Fund’s operating expenses in return for a “unitary fee,” except that the Fund will be responsible for the payment of brokerage and other expenses of executing Fund transactions; taxes or governmental fees; interest charges and other costs of borrowing; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).
[2]	Other expenses are estimated for the first year of operations.
[3]	The Fund’s investment adviser, 360 One Asset Management Limited (“360 One” or the “Adviser”), provides investment advisory services and pays all of the Fund’s operating expenses in return for a “unitary fee,” except that the Fund will be responsible for the payment of brokerage and other expenses of executing fund transactions; taxes or governmental fees; interest charges and other costs of borrowing; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).
[4]	Other expenses are estimated for the first year of operations.